United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    3/31/99

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street / Suite 1500
       Cleveland, Ohio  44114-3198

Form 13F File Number:  28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216.781.5600

Signature, Place, and Date of Signing:

Paul R. Abbey              Cleveland, Ohio               May 4, 1999
Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[  ]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this Report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number  Name

   28-______________     __________________________________________________
   [Repeat as necessary.]
                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                     67

Form 13F Information Table Value Total: $    169,902
                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

none


                                       FORM 13F INFORMATION TABLE

                                       Value   Shares/Sh/ Put  Invstmt Other    Voting Authority
Name of Issuer Title of Class  Cusip  (x$1000) PRNAMT PRN CALL Dscretn Managers Sole Shared None

Abbott Labs         Equities  002824100 3930   83955 Sh  -      sole    none
Air Prdcts & Chem   Equities  009158106 1265   36925 Sh  -      sole    none
Allied Capital      Equities  01903q108 282    15320 Sh  -      sole    none
Altera Corp         Equities  021441100 2635   44285 Sh  -      sole    none
American Express    Equities  025816109 2720   23100 Sh  -      sole    none
American Home Prods Equities  026609107 704    10784 Sh  -      sole    none
American Intl Gp    Equities  026874107 3709   30751 Sh  -      sole    none
BP Amoco PLC        Equities  055622104 1274   12617 Sh  -      sole    none
Bank One            Equities  06423a103 3035   55113 Sh  -      sole    none
Boeing              Equities  097023105 1612   47401 Sh  -      sole    none
Bristol-Myers Squibb Equities 110122108 1209   18860 Sh  -      sole    none
CBRL Group          Equities  12489v106 1827  101500 Sh  -      sole    none
Cedar Fair L.P.      Equities 150185106 370    14720 Sh  -      sole    none
Chevron        Equities       166751107 2253   25382 Sh  -      sole    none
Comair Holdings     Equities  199789108 390    16500 Sh  -      sole    none
Compaq Computer     Equities  204493100 3333  105175 Sh  -      sole    none
Conseco        Equities       208464107 1803   58400 Sh  -      sole    none
Disney Company, Walt Equities 254687106 1370   44023 Sh  -      sole    none
Duke Power Company  Equities  264399106 567    10344 Sh  -      sole    none
ENDESA (SPAIN) Equities       29258n107 881    35400 Sh  -      sole    none
Elan Corp PLC       Equities  284131208 3958   56745 Sh  -      sole    none
Enron Corp.         Equities  293561106 2841   44225 Sh  -      sole    none
Ericsson L.M. Tele  Equities  294821400 3673  154260 Sh  -       sole    none
Erie Indemnity      Equities  29530p102  2525  91800 Sh  -    sole none
Exxon Corp          Equities  302290101 1569 22235 Sh  -        sole    none
FDX                 Equities  31304n107 2039 21923 Sh  -        sole    none
Federal Home Ln Mtg Equities  313400301 590  10300 Sh  -        sole    none
Federal National Mtg Equities 313586109 5957 86025 Sh  -        sole    none
First Merit         Equities  337915201 5813 225764    Sh       -       sole    none
First Union Company Equities  337358105 1671 31275 Sh  -        sole    none
Gannett        Equities       364730101 699  11100 Sh  -        sole    none
General Electric    Equities  369604103 8256 74632 Sh  -        sole    none
Goodyear Tire/Rubber Equities 382550101 1068 21439 Sh  -        sole    none
Hershey Foods       Equities  427866108 2200 39250 Sh  -        sole    none
Hewlett-Packard Co  Equities  428236103 3547 52310 Sh  -        sole    none
Illinois Tool Wks   Equities  452308109 2391 38650   Sh -    sole none
Intel Corporation   Equities  458140100 6890 57961 Sh  -        sole    none
Interpublic Group   Equities  460690100 3164 40625 Sh  -        sole    none
Jefferson Pilot     Equities 475070108 3752 55374 Sh  -        sole    none
Johnson & Johnson   Equities  478160104 4265 45613 Sh  -        sole    none
KeyCorp             Equities  493267108 616  20312 Sh  -        sole    none
Koninklijke Philips Equities  500472105 5090 61745   Sh -    sole none
Lear                Equities  521865105 1376 32233 Sh  -        sole    none
Leggett & Platt Inc Equities 524660107 3385 169250    Sh       -       sole    none
Leucadia National   Equities  527288104  3339 110390  Sh -    sole none
McDonald's Corp     Equities  580135101 1169 25800 Sh  -        sole    none
Merck & Company Inc. Equities 589331107 1453 18132 Sh  -        sole    none
Microsoft      Equities       594918104 1990 22200 Sh  -        sole    none
National City Corp  Equities  635405103 3427 51628 Sh  -        sole    none
Norfolk Southern    Equities  655844108 1547 58645 Sh  -        sole    none
Nuveen NJ Investment Equities 670971100 334  19348 Sh  -        sole    none
PepsiCo Inc         Equities  713448108 3742 95478 Sh  -        sole    none
Pfizer Inc          Equities  717081103 5794 41762 Sh  -        sole    none
Phelps Dodge Corp   Equities  717265102 1219 24750 Sh  -        sole    none
Procter & Gamble    Equities  742718109 4586 46824 Sh  -        sole    none
RPM Inc.            Equities  749685103 474  35617 Sh  -        sole    none
Royal Dutch Petro   Equities  780257804 2769 53248 Sh -    sole none
Schlumberger Ltd    Equities  806857108 3518 58450 Sh  -        sole    none
Service Corporation Equities  817565104 1686 118325Sh -    sole none
Steris Corp         Equities  859152100 3270 122830Sh  -       sole    none
Sysco Corp.         Equities  871829107 2430 92335 Sh  -        sole    none
Textron Inc         Equities  883203101 4279 55300 Sh  -        sole    none
Tokio Marine & Fire Equities  889090403 1442 25700   Sh -    sole none
UTS EF HUTTON TEL   Equities  447900101 323  64500 Sh  -        sole    none
Wal-Mart Stores Inc Equities 931142103 1364 14800 Sh  -        sole    none
Wells Fargo & Co    Equities  949746101 5368 153100    Sh       -       sole    none
YPF SociedadAnonima Equities  984245100 1875 59400 Sh  -        sole    none
